Stockholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Schedule of Warrant Activity [Abstract]
Warrant, outstanding beginning balance	16,261,699
Weighted Average Exercise Price, outstanding beginning balance	$ 2.18
Warrant, Granted	135,911,917	22,460,182	1,961,267
Weighted Average Exercise Price, Granted	$ 0.78	$ 2.07	$ 5.6
Warrant, Exercised	(3,769,059)	(9,624,067)	(2,414,218)
Weighted Average Exercise, Exercised	$ 0.05	$ 5.18	$ 4.55
Warrant, Forfeited/Cancelled	(58,076)	(2,233,246)	(19,167)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 16.59	$ 4.73	$ 24
Warrant, outstanding ending balance	148,346,483	16,261,699
Weighted Average Exercise Price, outstanding ending balance	$ 0.22	$ 2.18
Warrant, exercisable		16,261,699		148,346,483
Weighted Average Exercise Price, exercisable		$ 2.79		$ 0.22